Summary of Under-Funded or Non-Funded Pension Benefit Plans with Projected Benefit Obligation in Excess of Plan Assets (Detail) (Non Funded Pension Benefit Plans, USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Non Funded Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 408.6	$ 383.5
Fair value of plan assets	$ 276.3	$ 250.7